Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 18, 2022	Dec. 31, 2022	Oct. 31, 2022	Apr. 30, 2022
Related Party Balances and Transactions [Abstract]
Dividend	$ 47,000,000
Interest rate			4.00%
Investments				$ 4,158,963
Dividends paid		$ 29,561,195